Related Party Transaction - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Contingent accrual liability for research and licensing agreement	$ 327,937	$ 373,059
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Consulting agreement fees paid to Prof. Dr. Skerra	26,593	26,556
TUM [Member]
Related Party Transaction [Line Items]
Patent Expiration Year	2027
TUM [Member] | License Agreement [Member]
Related Party Transaction [Line Items]
Contingent accrual liability for research and licensing agreement	$ 327,937	$ 373,059